Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Total	$ 10,576	$ 7,079
Starry, Inc [Member]
Receivable from 2021 Strategic Partner Arrangement (see Note 12)		219	$ 259
Prepaid inventory		3,821	143
Prepaid software		797	553
Contract Manufacturer		674	565
Prepaid rent		709	0
Other		859	320
Total		$ 7,079	$ 1,840